property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
property, plant and equipment
Schedule of property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2021		$32,972	$3,428	$1,403	$54	$640	$38,497	$499	$1,506	$82	$2,087	$40,584
Additions [1]		730	53	82	5	1,593	2,463	300	220	34	554	3,017
Additions arising from business acquisitions		—	1	2	—	—	3	—	4	—	4	7
Assets under construction put into service		1,266	92	88	16	(1,462)	—	—	—	—	—	—
Transfers		160	9	39	—	—	208	(208)	—	—	(208)	—
Dispositions, retirements and other		(615)	(45)	(86)	—	—	(746)	3	(32)	(17)	(46)	(792)
Net foreign exchange differences		(3)	(1)	(3)	—	—	(7)	—	(4)	—	(4)	(11)
As at December 31, 2021		34,510	3,537	1,525	75	771	40,418	594	1,694	99	2,387	42,805
Additions [1]		770	34	62	8	1,379	2,253	519	290	31	840	3,093
Additions arising from business acquisitions	18(b)	1	50	22	—	—	73	—	129	—	129	202
Assets under construction put into service		1,088	156	91	—	(1,335)	—	—	—	—	—	—
Transfers		223	—	55	—	—	278	(278)	—	—	(278)	—
Dispositions, retirements and other		(559)	(38)	4	—	—	(593)	—	(35)	(8)	(43)	(636)
Net foreign exchange differences		3	7	13	—	—	23	—	17	—	17	40
As at December 31, 2022		$36,036	$3,746	$1,772	$83	$815	$42,452	$835	$2,095	$122	$3,052	$45,504
ACCUMULATED DEPRECIATION
As at January 1, 2021		$22,120	$2,109	$889	$—	$—	$25,118	$43	$382	$27	$452	$25,570
Depreciation [2]		1,526	135	167	—	—	1,828	77	204	17	298	2,126
Transfers		25	1	30	—	—	56	(56)	—	—	(56)	—
Dispositions, retirements and other		(598)	(39)	(146)	—	—	(783)	—	(15)	(10)	(25)	(808)
Net foreign exchange differences		(3)	1	(2)	—	—	(4)	—	(5)	—	(5)	(9)
As at December 31, 2021		23,070	2,207	938	—	—	26,215	64	566	34	664	26,879
Depreciation [2]		1,552	143	201	—	—	1,896	75	236	19	330	2,226
Transfers		54	—	35	—	—	89	(89)	—	—	(89)	—
Dispositions, retirements and other		(566)	(31)	(86)	—	—	(683)	—	(13)	(6)	(19)	(702)
Net foreign exchange differences		2	3	6	—	—	11	—	6	—	6	17
As at December 31, 2022		$24,112	$2,322	$1,094	$—	$—	$27,528	$50	$795	$47	$892	$28,420
NET BOOK VALUE
As at December 31, 2021		$11,440	$1,330	$587	$75	$771	$14,203	$530	$1,128	$65	$1,723	$15,926
As at December 31, 2022		$11,924	$1,424	$678	$83	$815	$14,924	$785	$1,300	$75	$2,160	$17,084

1	For the year ended December 31, 2022, additions include $(198) (2021 – $(171)) in respect of asset retirement obligations (see Note 25).
2	For the year ended December 31, 2022, depreciation includes $9 (2021 - $7) in respect of impairment of real estate right-of-use lease assets.